Property, Plant and Equipment - Finance Leases - Additional Information (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Property plant and equipment under finance leases [member]
Disclosure of recognised finance lease as assets by lessee [line items]
Carrying value of property, plant and equipment held under finance leases	$ 613	$ 406
Land, buildings, plant and equipment [member]
Disclosure of recognised finance lease as assets by lessee [line items]
Carrying value of property, plant and equipment held under finance leases	$ 504	$ 192